Profit Sharing And 401(K) Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Profit sharing plan expense	$ 14.6	$ 15.3	$ 10.4